Condensed Statements of Comprehensive Loss (Detail) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2013 Parent USD ($)	Dec. 31, 2013 Parent CNY	Dec. 31, 2012 Parent CNY	Dec. 31, 2011 Parent CNY
Condensed Income Statements, Captions [Line Items]
Net revenues	$ 780,629	4,725,692	3,678,380	6,416,485
Cost of revenues	(725,295)	(4,390,718)	(4,003,885)	(6,633,542)
Gross loss	55,334	334,974	(325,505)	(217,057)
Operating expenses	(122,525)	(741,722)	(855,095)	(879,379)	(1,710)	(10,355)	(7,753)	(20,574)
Operating loss	(67,191)	(406,748)	(1,180,600)	(1,096,436)	(1,710)	(10,355)	(7,753)	(20,574)
Share of loss from subsidiaries					(106,125)	(642,447)	(1,336,805)	(843,703)
Interest expenses - net	(53,491)	(323,820)	(299,515)	(171,059)	(22,067)	(133,585)	(118,680)	(142,404)
Changes in fair value of derivative contracts	10,529	63,739	5,326	(70,778)	1,084	6,564	(4,784)	(7,508)
Changes in fair value of conversion feature of convertible bonds	(1,008)	(6,105)	(5,692)	264,384	(1,008)	(6,105)	(5,692)	264,384
Loss on extinguishment of debt			(82,713)				(82,713)
Exchange losses	7,217	43,687	8,875	(3,965)	(14,697)	(88,973)	(7,651)	(180,299)
Loss before income taxes	(101,826)	(616,424)	(1,547,604)	(1,075,049)	(144,523)	(874,901)	(1,564,078)	(930,104)
Income tax expenses	(42,563)	(257,666)	(15,255)	144,945
Net loss attributable to Hanwha SolarOne Co., Ltd. shareholders	$ (144,389)	(874,090)	(1,562,859)	(930,104)	$ (144,523)	(874,901)	(1,564,078)	(930,104)